EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity schedule of outstanding exchangeable shares, and class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares (US$ Millions)
Balance at January 1, 2025	72,954,446	1	$1,709
Repurchased and canceled	(3,876,525)	—	(108)
Shares exchanged to LP Units	(190)	—	—
Remeasurement (gains) losses	—	—	831
Balance at December 31, 2025	69,077,731	1	$2,432
The following table provides a continuity of the company’s outstanding equity for the year ended December 31, 2025:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2025	25,934,120	$737
Contributions	—	108
Balance at December 31, 2025	25,934,120	$845